Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow disclosures
Other receivables and credits	$ 46,571	$ (103,908)	$ (41,567)
Inventories	2,358	(1,395)	(999)
Other liabilities	(14,831)	(48,116)	(37,242)
Changes in working capital	$ 34,098	$ (153,419)	$ (79,808)